Cover	Jul. 03, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-41122
Entity Registrant Name	GLOBALINK INVESTMENT INC.
Entity Central Index Key	0001888734
Entity Tax Identification Number	36-4984573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Continental Drive
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	+6012
Local Phone Number	405 0015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	GLLI
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	GLLIW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	GLLIR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	GLLIU
Security Exchange Name	NASDAQ